FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: March 31, 2006





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (unaudited)
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                                                                                           Rating
       Face                                                                                 Moody's/
      Amount               General Obligation Bonds (3.4%)                                   S&P                  Value  (a)
---------------     -------------------------------------------------------------------------------------- --------------

                    Bowling Green, Kentucky
     $ 200,000         5.300%, 06/01/18                                                     Aa3/NR          $    213,370

                    Hardin County, Kentucky
       170,000         5.000%, 06/01/17 AMBAC Insured                                       Aaa/NR               175,513

                    Lexington-Fayette Urban County Government, Kentucky
     2,000,000         4.750%, 05/01/24 FGIC Insured                                       Aaa/AAA             2,036,000

                    Lexington-Fayette Urban County, Kentucky Government Project
                     Unlimited Tax
       125,000         5.000%, 12/01/15                                                    Aa2/AA+               130,753
       340,000         5.150%, 12/01/17                                                    Aa2/AA+               358,822

                    Louisville - Jefferson County, Kentucky Metro Government
                     Unlimited Tax
     1,590,000         5.000%, 11/01/19                                                     Aa2/AA             1,687,785
     1,825,000         5.000%, 11/01/20                                                     Aa2/AA             1,931,836

                    Louisville, Kentucky Unlimited Tax
     2,205,000         5.000%, 10/01/21 FGIC Insured                                       Aaa/AAA             2,296,640

                    Warren County, Kentucky Judicial Unlimited Tax
       345,000         5.100%, 09/01/17 AMBAC Insured                                       Aaa/NR               367,998
       365,000         5.150%, 09/01/18 AMBAC Insured                                       Aaa/NR               388,068

                                                                                                           --------------
                    Total General Obligation Bonds                                                              9,586,785
                                                                                                           --------------

                    Revenue Bonds (97.3%)
                    ------------------------------------------------------------------

                   State Agencies (32.8%)
                    ------------------------------------------------------------------

                    Kentucky Area Development District Financing
       500,000         5.000%, 12/01/23  LOC Wachovia Bank                                  NR/AA                519,000

                    Kentucky Asset/Liability  Commission
       500,000         4.500%, 10/01/22 FGIC Insured                                       Aaa/AAA               504,230

                    Kentucky Infrastructure Authority
     1,000,000         5.250%, 06/01/12                                                     Aa3/A+             1,063,410
       635,000         5.250%, 06/01/12                                                     Aa3/A+               651,872
     2,740,000         5.250%, 06/01/14                                                     Aa3/A+             2,897,988
     1,235,000         5.250%, 08/01/17                                                     NR/AA              1,329,700
       100,000         5.000%, 06/01/18                                                     Aa3/A+               104,139
       230,000         5.000%, 06/01/21                                                     Aa3/A+               239,085

                    Kentucky State Property and Buildings Commission
     4,000,000         5.375%, 02/01/14 FSA Insured  (pre-refunded)                        Aaa/AAA             4,323,880
     1,000,000         5.000%, 11/01/15 AMBAC Insured                                      Aaa/AAA             1,065,420
     3,775,000         5.375%, 08/01/16 (pre-refunded)                                     Aaa/AAA             4,064,505
     2,725,000         5.375%, 08/01/16 FSA Insured                                        Aaa/AAA             2,912,289
     3,905,000         5.125%, 09/01/16 (pre-refunded)                                     Aa3/AAA             4,127,546
     5,000,000         5.250%, 10/01/16                                                     Aa3/A+             5,291,700
     1,100,000         5.000%, 11/01/16 AMBAC Insured                                      Aaa/AAA             1,169,003
     1,265,000         5.250%, 08/01/17 MBIA Insured (pre-refunded)                        Aaa/AAA             1,370,286
       975,000         5.000%, 08/01/17 FSA Insured                                        Aaa/AAA             1,014,634
     8,155,000         5.125%, 09/01/17 (pre-refunded)                                     Aa3/AAA             8,619,753
     4,735,000         5.250%, 10/01/17                                                     Aa3/A+             5,011,240
     1,250,000         5.500%, 11/01/17 FSA Insured                                        Aaa/AAA             1,361,900
     1,000,000         5.000%, 11/01/17 AMBAC Insured                                      Aaa/AAA             1,058,720
       165,000         5.375%, 02/01/18 FSA Insured (pre-refunded)                         Aaa/AAA               178,360
     3,030,000         5.000%, 08/01/18 FSA Insured (pre-refunded)                         Aaa/AAA             3,208,043
     3,950,000         5.125%, 09/01/18 (pre-refunded)                                     Aa3/AAA             4,166,895
     6,000,000         5.250%, 10/01/18                                                     Aa3/A+             6,336,120
     1,000,000         5.500%, 11/01/18 FSA Insured                                        Aaa/AAA             1,090,130
       155,000         5.100%, 11/01/18 FSA Insured                                        Aaa/AAA               164,029
     1,500,000         5.000%, 11/01/18 AMBAC Insured                                      Aaa/AAA             1,584,075
     4,000,000         5.375%, 10/01/19 MBIA Insured (pre-refunded)                        Aaa/AAA             4,315,640
     1,925,000         5.000%, 10/01/19                                                     Aa3/A+             1,999,806
       360,000         5.000%, 10/01/19 MBIA Insured (pre-refunded)                        Aaa/AAA               381,769
       785,000         5.150%, 11/01/19 FSA Insured                                        Aaa/AAA               834,369
     3,000,000         5.000%, 11/01/19 FSA Insured                                        Aaa/AAA             3,145,290
       250,000         5.000%, 05/01/20 FSA Insured                                        Aaa/AAA               259,275
     5,000,000         5.000%, 10/01/22 MBIA Insured (pre-refunded)                        Aaa/AAA             5,344,150
       235,000         5.000%, 08/01/23 MBIA Insured (pre-refunded)                        Aaa/AAA               250,853

        80,000         5.000%, 08/01/23 MBIA Insured (pre-refunded)                        Aaa/AAA                85,397

                    Kentucky State Property Buildings Community Revenues
     7,200,000         5.000%, 08/01/21 FSA Insured                                        Aaa/AAA             7,605,936
     2,500,000      5.000%, 08/01/24  FSA Insured                                          Aaa/AAA             2,629,175

                                                                                                           --------------
                    Total State Agencies                                                                      92,279,612
                                                                                                           --------------

                   County Agencies (6.7%)
                    ------------------------------------------------------------------

                    Jefferson County, Kentucky Capital Projects
       430,000         5.200%, 06/01/12 MBIA Insured                                       Aaa/AAA               446,052
       570,000         5.250%, 06/01/13 MBIA Insured                                       Aaa/AAA               591,398
       520,000         5.250%, 06/01/14 MBIA Insured                                       Aaa/AAA               539,521
     3,370,000         5.375%, 06/01/18 MBIA Insured                                       Aaa/AAA             3,501,228
     1,640,000         5.375%, 06/01/22 MBIA Insured                                       Aaa/AAA             1,702,910
     5,935,000         5.500%, 06/01/28 MBIA Insured                                       Aaa/AAA             6,150,322

                    Nelson County, Kentucky Court Facilities Project Revenue
       185,000         5.000%, 06/01/21                                                     Aa3/NR               192,537

                    Warren County, Kentucky Justice Center
     1,580,000         5.250%, 09/01/17 MBIA Insured                                       Aaa/AAA             1,646,534
       365,000      4.300%, 09/01/22  MBIA Insured                                          Aaa/NR               356,996

                    Warren County, Kentucky Justice Center Expansion Corp.
                     Revenue
       700,000         5.400%, 09/01/24                                                     Aa3/NR               751,247
     2,895,000         5.350%, 09/01/29 MBIA Insured                                       Aaa/AAA             3,020,846

                                                                                                           --------------
                    Total County Agencies                                                                     18,899,591
                                                                                                           --------------

                    City / Municipality Obligations (0.9%)
                    ------------------------------------------------------------------

                    Jeffersontown, Kentucky Public Project Corp.
       500,000         5.750%, 11/01/15                                                     A3/NR                516,250

                    Lexington-Fayette Urban County Government, Kentucky Public
                      Facilities Revenue
       180,000         5.125%, 10/01/23 FSA Insured                                        Aaa/AAA               188,572

                    Louisville, Kentucky Parking Authority
     1,140,000         5.000%, 12/01/14 MBIA Insured                                       Aaa/AAA             1,177,688

                    Shelbyville, Kentucky Certificates of Participation
       625,000         5.000%, 10/01/22                                                     A2/NR                647,038

                                                                                                           --------------
                    Total City / Municipality Obligations                                                      2,529,548
                                                                                                           --------------

                      Hospitals (3.4%)
                    ------------------------------------------------------------------

                    Jefferson County, Kentucky Health Facilities Revenue
       240,000         5.000%, 10/01/12 MBIA Insured                                       Aaa/AAA               247,032
     1,715,000         5.650%, 01/01/17 AMBAC Insured                                      Aaa/AAA             1,772,298
     2,200,000         5.250%, 05/01/17                                                      NR/A              2,304,346
       815,000         5.125%, 10/01/17 AMBAC Insured ETM                                  Aaa/AAA               839,148
       125,000         5.750%, 01/01/26 AMBAC Insured                                      Aaa/AAA               129,220

                    Jefferson County, Kentucky Revenue  Medical Center Revenue
     2,000,000         5.500%, 05/01/22                                                      NR/A              2,125,900

                    Kentucky Economic Development Finance Authority
     1,000,000         5.000%, 02/01/18 FSA Insured                                        Aaa/AAA             1,021,540

                    Louisville - Jefferson County, Kentucky Medical Center
                     Revenue
     1,000,000         5.000%, 06/01/18                                                      NR/A              1,054,000

                                                                                                           --------------
                    Total Hospitals                                                                            9,493,484
                                                                                                           --------------

                       Housing (8.4%)
                    ------------------------------------------------------------------

                    Kentucky Housing Corporation Housing Revenue
       140,000         4.200%, 01/01/15 AMT+                                               Aaa/AAA               138,781
       250,000         4.100%, 01/01/15 AMT                                                Aaa/AAA               246,197
       170,000         4.100%, 07/01/15 AMT                                                Aaa/AAA               167,294
       210,000         4.300%, 01/01/16 AMT                                                Aaa/AAA               207,684
       150,000         4.250%, 01/01/16 AMT+                                               Aaa/AAA               148,589
       200,000         4.200%, 01/01/16 AMT                                                Aaa/AAA               197,050
       610,000         4.300%, 07/01/16 AMT                                                Aaa/AAA               602,997
       550,000         4.200%, 07/01/16 AMT                                                Aaa/AAA               541,558
       555,000         4.200%, 01/01/17                                                    Aaa/AAA               546,481
       100,000         5.125%, 07/01/17                                                    Aaa/AAA               101,809
       680,000         4.200%, 07/01/17                                                    Aaa/AAA               669,188
       285,000         4.250%, 01/01/18                                                    Aaa/AAA               280,069

        95,000         5.550%, 07/01/18 AMT                                                Aaa/AAA                97,046
       180,000         4.250%, 07/01/18                                                    Aaa/AAA               176,787
     2,000,000         5.600%, 07/01/20 AMT                                                Aaa/AAA             2,076,380
     1,150,000         5.350%, 01/01/21 AMT                                                Aaa/AAA             1,176,231
     6,275,000         5.450%, 07/01/22 AMT                                                Aaa/AAA             6,480,192
     4,065,000         5.250%, 07/01/22 AMT                                                Aaa/AAA             4,157,560
       245,000         5.200%, 07/01/22                                                    Aaa/AAA               249,969
       415,000         5.100%, 07/01/22 AMT++                                              Aaa/AAA               421,835
     4,140,000         5.200%, 07/01/25 AMT                                                Aaa/AAA             4,225,822
       275,000         5.375%, 07/01/27                                                    Aaa/AAA               282,136
       570,000         5.550%, 07/01/33                                                    Aaa/AAA               587,396

                                                                                                           --------------
                    Total Housing                                                                             23,779,051
                                                                                                           --------------

                       Schools (21.9%)
                    ------------------------------------------------------------------

                    Beechwood, Kentucky Independent School District Finance Corp.
       180,000         5.650%, 03/01/20                                                     Aa3/NR               191,504

                    Berea, Kentucky Educational Facilities Revenue (Berea
                     College)
     1,000,000         4.125%, 06/01/25                                                     Aaa/NR               960,850

                    Boone County, Kentucky School District Finance Corp.
     1,730,000         4.125%, 08/01/22 XLCA Insured                                        Aaa/NR             1,678,844

                    Boone County, Kentucky School District Finance Corp.
                     School Building
       660,000         5.000%, 06/01/15                                                     Aa3/NR               682,618
       225,000         5.250%, 08/01/15                                                     Aa3/NR               237,944
       285,000         5.700%, 02/01/16                                                     Aa3/NR               304,864
       140,000         4.750%, 06/01/20 FSA Insured                                        Aaa/AAA               143,902
     1,000,000         5.375%, 08/01/20 FSA Insured                                         AAA/NR             1,059,180

                    Boyd County, Kentucky School District Finance Corp.
     1,025,000         5.000%, 10/01/15                                                     Aa3/NR             1,065,211
       575,000         5.375%, 10/01/17                                                     Aa3/NR               599,627

                    Bullitt County, Kentucky School District Finance Corp.
       200,000         4.300%, 10/01/21                                                     Aaa/NR               199,774
     2,455,000         4.500%, 10/01/22 MBIA Insured                                        Aaa/NR             2,508,887
     2,590,000         4.500%, 10/01/23 MBIA Insured                                        Aaa/NR             2,643,147

                    Christian County, Kentucky School District Finance Corp.
       500,000         5.000%, 06/01/09                                                     Aa3/NR               517,195

                    Christian County, Kentucky School District Finance Corp.
       820,000         4.000%, 08/01/19 XLCA Insured                                        Aaa/NR               795,211
       855,000         4.000%, 08/01/20 XLCA Insured                                        Aaa/NR               825,075
       905,000         4.000%, 08/01/21 XLCA Insured                                        Aaa/NR               868,818
     1,465,000         4.000%, 08/01/22 XLCA Insured                                        Aaa/NR             1,398,841
     1,525,000         4.125%, 08/01/23 XLCA Insured                                        Aaa/NR             1,463,726
     1,590,000         4.125%, 08/01/24 XLCA Insured                                        Aaa/NR             1,517,957

                    Daviess County, Kentucky School District Finance Corp.
       200,000         5.000%, 06/01/24                                                     Aa3/NR               208,694

                    Fayette County, Kentucky School Building Revenue
       200,000         5.125%, 04/01/18 AMBAC Insured                                      Aaa/AAA               211,260

                    Fayette County, Kentucky School District Finance Corp.
     5,000,000         4.250%, 04/01/23 FSA Insured++                                      Aaa/AAA             4,875,800

                    Floyd County, Kentucky School Building
       250,000         5.000%, 12/01/09                                                     Aa3/NR               260,745
       680,000         4.375%, 10/01/22                                                     Aa3/NR               680,258

                    Floyd County, Kentucky School Finance Corporation School
                     Building
       380,000      4.000%, 03/01/17 XLCA Insured+                                          Aaa/NR               373,719
     1,320,000      4.000%, 03/01/23  XLCA Insured+                                         Aaa/NR             1,255,940
     1,855,000      4.125%, 03/01/26  XLCA Insured+                                         Aaa/NR             1,766,442

                    Franklin County, Kentucky School District Finance Corp.
       330,000      4.500%, 04/01/18                                                        Aa3/NR               335,537
     1,000,000         5.000%, 04/01/24                                                     Aa3/NR             1,042,780

                    Graves County, Kentucky School Building Revenue
     1,260,000         5.000%, 06/01/22                                                     Aa3/NR             1,316,133
     1,320,000         5.000%, 06/01/23                                                     Aa3/NR             1,377,143

                    Hardin County, Kentucky School District Finance Corp.
       100,000         5.500%, 02/01/17 (pre-refunded)                                      Aa3/NR               107,336
     1,475,000         4.000%, 02/01/19 AMBAC Insured                                       Aaa/NR             1,431,664

                    Hickman County, Kentucky School District Finance Corp.
                     School Building Revenue
       250,000         5.000%, 06/01/24                                                     Aa3/NR               260,867

                    Jefferson County, Kentucky School District Finance Corp.
                     School Building
       250,000         5.250%, 07/01/16 FSA Insured                                        Aaa/AAA               263,070
       150,000         5.000%, 04/01/20  FSA Insured                                       Aaa/AAA               156,432
     1,360,000         4.250%, 06/01/21 FSA Insured                                        Aaa/AAA             1,343,462

                    Jessamine County, Kentucky School District Finance Corp.
                      School Building Revenue
     1,205,000         4.900%, 05/01/22                                                     Aa3/NR             1,238,704

                    Kenton County, Kentucky School District
       955,000         5.000%, 04/01/16                                                     Aa3/NR               995,081
     1,055,000         5.000%, 04/01/17                                                     Aa3/NR             1,102,116
       605,000         5.000%, 04/01/19                                                     Aa3/NR               631,039

                    Kenton County, Kentucky School District Finance Corporation
     4,250,000         5.000%, 06/01/22 MBIA Insured                                        Aaa/NR             4,455,572

                    Kentucky Economic Development Finance Authority College
                     Revenue Centre College
     1,230,000         5.000%, 04/01/17 FSA Insured                                        Aaa/AAA             1,289,655
     1,675,000         5.000%, 04/01/19 FSA Insured                                        Aaa/AAA             1,750,408

                    Lexington-Fayette Urban County, Kentucky Government Project
                     Transylvania University
     1,320,000         5.125%, 08/01/18 MBIA Insured                                       Aaa/AAA             1,373,539

                    Lexington-Fayette Urban County, Kentucky Government Project
                     U.K. Library
       725,000         5.000%, 11/01/15 MBIA Insured                                       Aaa/AAA               759,452
       305,000         5.000%, 11/01/18 MBIA Insured                                       Aaa/AAA               318,804
       300,000         5.000%, 11/01/20 MBIA Insured                                       Aaa/AAA               312,669

                    Lincoln County, Kentucky School District
       250,000         4.800%, 08/01/19                                                     Aa3/NR               258,715

                    Louisville & Jefferson County, Kentucky University of
                     Louisville
       500,000         5.000%, 06/01/19 AMBAC Insured                                      Aaa/AAA               530,115
       525,000         5.000%, 06/01/20 AMBAC Insured                                      Aaa/AAA               555,392

                    Oldham County, Kentucky School District Finance Corp.
       700,000         5.000%, 05/01/19 MBIA Insured                                        Aaa/NR               737,982

                    Scott County, Kentucky School Building
       100,000         5.000%, 03/01/22                                                     Aa3/NR               104,550

                    Scott County, Kentucky School District Finance Corp.
     1,115,000         4.200%, 01/01/22 AMBAC Insured                                       Aaa/NR             1,103,538
     1,955,000         4.250%, 01/01/23 AMBAC Insured                                       Aaa/NR             1,941,002
     1,560,000         4.300%, 01/01/24 AMBAC Insured                                       Aaa/NR             1,550,344
       200,000         5.000%, 06/01/24 FSA Insured                                         Aaa/NR               209,534

                    Spencer County, Kentucky School District Finance Corp.
     1,415,000         5.000%, 07/01/19  FSA insured                                        Aaa/NR             1,493,066

                    University of Kentucky Revenue
     1,335,000         5.000%, 05/01/16 FGIC Insured (pre-refunded)                        Aaa/AAA             1,401,563
       505,000         5.000%, 06/01/18 FSA insured                                         Aaa/NR               526,488


                                                                                                           --------------
                    Total Schools                                                                             61,569,785
                                                                                                           --------------

                   Transportation (11.9%)
                    ------------------------------------------------------------------

                    Kenton County, Kentucky Airport Board Airport Revenue
       500,000         5.625%, 03/01/13 MBIA Insured AMT                                   Aaa/AAA               537,170
     1,570,000         5.000%, 03/01/13 MBIA Insured AMT                                   Aaa/AAA             1,640,728
       750,000         5.625%, 03/01/14 MBIA Insured AMT                                   Aaa/AAA               804,540
     1,000,000         5.500%, 03/01/17 MBIA Insured AMT                                   Aaa/AAA             1,068,530
     2,230,000         5.500%, 03/01/18 MBIA Insured AMT                                   Aaa/AAA             2,377,358
     1,300,000         5.000%, 03/01/23 MBIA Insured AMT                                   Aaa/AAA             1,331,187

                    Kentucky Interlocal School Transportation Authority
       145,000         5.400%, 06/01/17                                                     Aa3/A+               145,899
       400,000         6.000%, 12/01/20                                                     Aa3/A+               403,588
       200,000         6.000%, 12/01/20                                                     Aa3/A+               201,794
       300,000         5.800%, 12/01/20                                                     Aa3/A+               302,598
       400,000         5.650%, 12/01/20                                                     Aa3/A+               403,372
       350,000         5.600%, 12/01/20                                                     Aa3/A+               352,926

                    Kentucky State Turnpike Authority Economic Development
                     & Resource Recovery Road Revenue
     1,000,000         5.625%, 07/01/12 FSA Insured (pre-refunded)                         Aaa/AAA             1,082,010
       200,000         5.625%, 07/01/13 FSA Insured (pre-refunded)                         Aaa/AAA               216,402
       500,000         5.625%, 07/01/14 FSA Insured (pre-refunded)                         Aaa/AAA               541,005
       250,000         5.200%, 07/01/14 FSA Insured (pre-refunded)                         Aaa/AAA               265,925
       450,000         5.250%, 07/01/15 FSA Insured (pre-refunded)                         Aaa/AAA               479,633
     2,775,000         5.250%, 07/01/16 FSA Insured                                        Aaa/AAA             2,946,745
       160,000         5.000%, 07/01/17  FSA Insured                                       Aaa/AAA               166,794
     3,455,000         5.100%, 07/01/18 FSA Insured                                        Aaa/AAA             3,611,201

                    Louisville-Jefferson County Regional Airport, Kentucky
     1,000,000         5.500%, 07/01/12 FSA Insured AMT                                    Aaa/AAA             1,070,630
     2,000,000         5.750%, 07/01/15 FSA Insured AMT                                    Aaa/AAA             2,158,400
     2,000,000         5.500%, 07/01/15 FSA Insured AMT                                    Aaa/AAA             2,151,660
     1,650,000         5.750%, 07/01/17 FSA Insured AMT                                    Aaa/AAA             1,774,245
     1,000,000         5.250%, 07/01/18 FSA Insured AMT                                    Aaa/AAA             1,050,240
     1,000,000         5.000%, 07/01/18 FSA Insured AMT                                    Aaa/AAA             1,027,270
     1,370,000         5.250%, 07/01/21 FSA Insured AMT                                    Aaa/AAA             1,432,787
     3,390,000         5.250%, 07/01/22 FSA Insured AMT                                    Aaa/AAA             3,541,092
       275,000         5.375%, 07/01/23 FSA Insured AMT                                    Aaa/AAA               288,096

                                                                                                           --------------
                    Total Transportation                                                                      33,373,825
                                                                                                           --------------

                      Utilities (11.3%)
                    ------------------------------------------------------------------

                     Bardstown, Kentucky
       200,000         5.000%, 12/01/19 MBIA Insured                                        Aaa/NR               211,032

                    Boone County, Kentucky Pollution Control Rev. - Dayton
                     Power & Light
     1,000,000         4.700%, 01/01/28 FGIC Insured                                       Aaa/AAA             1,006,640

                    Campbell & Kenton Counties, Kentucky Sanitation Sewer
                      District
       100,000         5.000%, 08/01/24 FSA Insured                                        Aaa/AAA               103,553

                    Kentucky Rural Water Finance Corp.
       595,000         5.000%, 02/01/20 AMBAC Insured                                      Aaa/AAA               623,054

                    Lexington-Fayette Urban County Government, Kentucky Sewer
                     System
     1,000,000         5.000%, 07/01/19                                                     Aa3/AA             1,048,620

                    Louisville & Jefferson County, Kentucky Metropolitan Sewer
                     District
     1,000,000         5.000%, 05/15/12 FGIC Insured                                       Aaa/AAA             1,036,000
     2,565,000         5.375%, 05/15/17 MBIA Insured                                       Aaa/AAA             2,769,174
       125,000         5.300%, 05/15/18 MBIA Insured                                       Aaa/AAA               129,453
     2,180,000         5.000%, 05/15/18 FSA Insured                                        Aaa/AAA             2,314,201
     2,380,000         4.250%, 05/15/20 FSA Insured                                        Aaa/AAA             2,347,584
     2,510,000         4.250%, 05/15/21 FSA Insured                                        Aaa/AAA             2,465,950
       400,000         5.000%, 05/15/22 FGIC Insured                                       Aaa/AAA               413,080

                    Louisville, Kentucky Waterworks Board Water System Revenue
     1,000,000         5.250%, 11/15/16 FSA Insured                                        Aaa/AAA             1,059,460
     1,000,000         5.250%, 11/15/17 FSA Insured                                        Aaa/AAA             1,059,460
     2,530,000         5.250%, 11/15/18 FSA Insured                                        Aaa/AAA             2,678,233
       205,000         5.250%, 11/15/19 FSA Insured                                        Aaa/AAA               215,244
     6,600,000         5.250%, 11/15/22 FSA Insured                                        Aaa/AAA             6,983,856
     2,415,000         5.250%, 11/15/24 FSA Insured                                        Aaa/AAA             2,551,278

                    Northern Kentucky Water District
       660,000         5.000%, 02/01/23 FGIC Insured                                        Aaa/NR               683,192

                    Owensboro-Davies County, Kentucky Water District
       600,000         5.000%, 01/01/13 AMBAC Insured                                      Aaa/AAA               614,172

                    Owensboro, Kentucky Electric and Power
     1,555,000         5.000%, 01/01/20 FSA Insured                                        Aaa/AAA             1,614,976

                                                                                                           --------------
                    Total Utilities                                                                           31,928,212
                                                                                                           --------------

                    Total Revenue Bonds                                                                     273,853,108
                                                                                                            ------------

                    Total Investments (cost $278,579,512**)                                        100.7%    283,439,893

                    Other assets less liabilities                                                  (0.7)      (2,089,811)


                                                                                     --------------------- --------------
                    Net Assets                                                                     100.0%  $ 281,350,082
                                                                                     ===================== ==============

                                                                                  Percent of
                    Portfolio Distribution By Quality Rating (unaudited)          Portfolio
                    ----------------------------------------------------          ---------

                    Aaa of Moody's or AAA of S&P
                                                                                    81.0  %
                    Aa of Moody's or AA of S&P
                                                                                    16.6
                    AA of Moody's or S&P
                                                                                   --------
                                                                                     2.4

                                                                                   100.0  %
                                                                                     ======



                    * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                       ** See note b.

                    + Security traded on a "when-issued" basis.

                    ++ Security pledged as collateral for the Trust's when - issued commitments.



                                   PORTFOLIO ABBREVIATIONS:
                    ----------------------------------------------------------
                    AMBAC - American Municipal Bond Assurance Corp.
                    AMT       - Alternative Minimum Tax
                    ETM      - Escrowed To Maturity
                    FGIC     - Financial Guaranty Insurance Co.
                    FSA       - Financial Security Assurance
                    LOC      - Letter of Credit
                    MBIA     - Municipal Bond Investors Assurance
                    NR        - Not Rated
                    XLCA   - XL Capital Assurance

                    See accompanying notes to financial statements.

                NOTES TO FINANCIAL STATEMENTS
             CHURCHILL TAX-FREE FUND OF KENTUCKY




(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $278,565,544 amounted to $4,874,349, which consisted of aggregate gross unrealized appreciation of $5,866,377 and aggregate gross unrealized depreciation of $992,028.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2006